Prospectus Supplement dated November 2, 2021
to
Davis Financial Fund
Davis Opportunity Fund
Davis Real Estate Fund
Davis Appreciation & Income Fund
Davis Government Bond Fund
Davis Government Money Market Fund
Portfolios of Davis Series, Inc.
Prospectus dated April 30, 2021
The following is added to the Portfolio Managers section under Management and Organization.
Certain Portfolio Managers may serve on the board(s) of public companies where they, from time to time, may have access to material, non-public information (“MNPI”). Davis Advisors has instituted policies and procedures to ensure that these Portfolio Managers will not be able to utilize MNPI for their own benefit or for any of the accounts they manage.

Statement of Additional Information Supplement dated November 2, 2021 to
Davis Financial Fund
Davis Opportunity Fund
Davis Real Estate Fund
Davis Appreciation & Income Fund
Davis Government Bond Fund
Davis Government Money Market Fund
Portfolios of Davis Series, Inc.
Statement of Additional Information dated April 30, 2021
The following is added to the Potential Conflicts of Interest section.
Certain Portfolio Managers may serve on the board(s) of public companies where they, from time to time, may have access to material, non-public information (“MNPI”). Davis Advisors has instituted policies and procedures to ensure that these Portfolio Managers will not be able to utilize MNPI for their own benefit or for any of the accounts they manage.